Condensed Consolidated Balance Sheets (Parentheticals) - Iris Parent Holding Corp - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000	1,000	1,000
Common stock, shares issued	100	100	100
Common stock, shares outstanding		100	100